VARIABLE INTEREST ENTITY (VIEs)	12 Months Ended
Dec. 31, 2015
VARIABLE INTEREST ENTITIES [Abstract]
VARIABLE INTEREST ENTITY (VIEs)
VARIABLE INTEREST ENTITIES (VIEs)

Eskimo SPV

As of December 31, 2015, we leased one vessel from a VIE under a finance lease with a wholly-owned subsidiary ("Eskimo SPV") of China Merchants Bank Leasing (“CMBL”). Eskimo SPV is a newly formed special purpose vehicle (SPV).

In November 2015 we sold the Golar Eskimo to Eskimo SPV and subsequently leased back the vessel under a bareboat charter for a term of ten years. From the third year anniversary of the commencement of the bareboat charter, we have an annual option to repurchase the vessel at fixed pre-determined amounts, with an obligation to repurchase the vessel at the end of the ten year lease period.

While we do not hold any equity investment in Eskimo SPV, we have determined that we have a variable interest in Eskimo SPV and that Eskimo SPV is a VIE. Based on our evaluation of the bareboat agreement we have concluded that we are the primary beneficiary of Eskimo SPV and, accordingly, have consolidated Eskimo SPV into our financial results. We did not record any gain or loss from the sale of the Golar Eskimo to Eskimo SPV, and we continued to report the vessel in our consolidated financial statements at the same carrying value, as if the sale had not occurred.

The equity attributable to CMBL in Eskimo SPV is included in non-controlling interests in our consolidated results. As of December 31, 2015, the Golar Eskimo is reported under “Vessels and equipment, net” in our consolidated balance sheet.

The following table gives a summary of the sale and leaseback arrangement, including repurchase options and obligation as of December 31, 2015:

Vessel	Effective from	Sales value (in $ millions)	First repurchase option (in $ millions)	Month of first repurchase option	Repurchase obligation at end of lease term (in $ millions)	End of lease term
Golar Eskimo	November 2015	285.0	225.8	November 2018	128.3	November 2025

A summary of our payment obligations under the bareboat charter with Eskimo SPV as of December 31, 2015 is shown below:

(in $ thousands)	2016	2017	2018	2019	2020	After 2020
Golar Eskimo	12,825	12,825	12,825	12,825	12,825	61,982

The impact of Eskimo SPV’s assets and liabilities that most significantly impact our consolidated balance sheet is as follows:

(in $ thousands)	Golar Eskimo
Assets
Restricted cash (refer to note 18)	4,031

Liabilities
Long-term debt (refer to note 22)	254,070

Restricted cash represents cash in Eskimo SPV which is not available for use by the Partnership.

PTGI

We consolidated PTGI, which owns the NR Satu, in our consolidated financial statements effective September 28, 2011. PTGI became a VIE and we became its primary beneficiary upon our agreement to acquire all of Golar’s interests in certain subsidiaries that own and operate the NR Satu on July 19, 2012. We consolidate PTGI as we hold all of the voting stock and control all of the economic interests in PTGI.

The following table summarizes the balance sheets of PTGI as of December 31, 2015 and 2014:

(in thousands of $)	2015	2014
ASSETS
Cash	14,783	17,181
Restricted cash	10,281	10,152
Vessels and equipment, net*	311,751	333,152
Other assets	17,043	13,545
Total assets	353,858	374,030

LIABILITIES AND EQUITY
Accrued liabilities	9,247	6,307
Current portion of long-term debt	14,300	14,300
Amounts due to related parties	172,979	188,323
Long-term debt	97,800	112,100
Other liabilities	158	8,693
Total liabilities	294,484	329,723
Total equity	59,374	44,307
Total liabilities and equity	353,858	374,030

*PTGI recorded the NR Satu at the acquisition price when it purchased the vessel from a Golar related party entity. However, as of the date of the acquisition of the subsidiaries which own and operate the NR Satu, the acquisition was deemed to be a reorganization of entities under common control, and accordingly, we recorded the NR Satu at historical book values.

Trade creditors of PTGI have no recourse to our general credit.

The long-term debt of PTGI is secured against the NR Satu and has been guaranteed by us.